Drilling units (Tables)	12 Months Ended
Dec. 31, 2013
Drilling units [Abstract]
Drilling units

(In US$ millions)	December 31, 2013	December 31, 2012
Cost	20,979	15,177
Accumulated depreciation	(2,986)	(2,283)
Disposals	(800)	—
Net book value	17,193	12,894